Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Declared dividend		$ 1,959,678	$ 641,026
Dividend cash		$ 34,615	$ 51,924